Commitments and Contingencies - Royalty Obligations (Details) - Royalty obligations	Dec. 31, 2018 USD ($)
Summary of Company's enforceable and legally binding royalty obligations
Less than 1 year	$ 1,375,000
1 to 3 years	3,188,000
3 to 5 years	3,000,000
More than 5 years	1,083,000
Royalty obligations	$ 8,646,000